American Beacon Large Cap Value Fund

Supplement dated October 26, 2026 to the Summary Prospectus,

each dated March 1, 2026, as previously amended or supplemented

Effective November 1, 2026, Steven R. Gorham of Massachusetts Financial Services Company (“MFS”) is added as a Portfolio Manager of the American Beacon Large Cap Value Fund (the “Fund”). In addition, effective November 1, 2026, Katherine Cannan of MFS will leave MFS and will no longer serve as a Portfolio Manager of the Fund. Accordingly, effective November 1, 2026, the following changes are made to the Fund’s Summary Prospectus, as applicable. In addition, effective November 1, 2026, all references to Ms. Cannan in the Fund’s Summary Prospectus are removed.

1.	On page 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding MFS is deleted and replaced with the following:

Massachusetts Financial Services Company	Thomas P. Crowley Investment Officer and Portfolio Manager Since 2024	Steven R. Gorham Investment Officer and Portfolio Manager Since November 2026 (previously managed the Fund from 2010 to 2020)

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LCV-20261026-SumPro